Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	$ (153)	$ (510)	$ (7,992)
(-) Income tax	52	173	2,717
Impact of Hedge Operations on Subsidiaries			272
Other			(92)
Impact of Hedge Operations on Subsidiaries	$ (101)	(337)	$ (5,095)
OCI [Member]
Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company		7,482
(-) Income tax		(2,544)
Impact of Hedge Operations on Subsidiaries		(272)
Other		92
Impact of Hedge Operations on Subsidiaries		$ 4,758